Related party transactions	6 Months Ended
Dec. 31, 2025
Related party transactions [Abstract]
Related party transactions
Note 32. Related party transactions

Parent entity
ioneer Limited is the parent entity.

Non-key management personnel disclosures

The Group has a related party relationship with its controlled entities, refer to Note 28. The Company and its controlled entities engage in a variety of related party transactions in the ordinary course of business. These transactions are conducted on normal terms and conditions.

Key management personnel

Disclosures relating to key management personnel are set out in Note 24 and the remuneration report included in the directors' report.